ITEM 1.  Schedule of Investments


COMMON STOCK
_______________________________________________________________________
_______________________________________________________________________

                                 	    SHARES     MARKET VALUE ($)
_______________________________________________________________________
CONSUMER DISCRETIONARY  (14.64%) --------------------------------------

BED BATH & BEYOND INC.*			   13,000	     499,200.00
COACH, INC.                                30,000          1,037,400.00
THE E.W. SCRIPPS COMPANY         	   20,000            894,200.00
MARRIOTT INTERNATIONAL,INC.           	   18,500          1,269,100.00
TARGET CORPORATION               	   20,000          1,040,200.00
TIME WARNER INC.                 	   60,000          1,007,400.00
                                                	   ____________
                                                 	   5,747,500.00

CONSUMER STAPLES  (12.11%) --------------------------------------------

ALTRIA GROUP, INC.               	   15,000          1,062,900.00
CVS CORPORATION                  	   25,000            746,750.00
KIMBERLY-CLARK CORPORATION       	   15,000            867,000.00
PEPSICO, INC.                    	   22,000          1,271,380.00
PROCTER & GAMBLE CO.     	           14,000            806,680.00
                                                	   ____________
                                                	   4,754,710.00

ENERGY  (17.50%) ------------------------------------------------------

CHESAPEAKE ENERGY CORPORATION*        	   50,300          1,579,923.00
ENCANA CORPORATION			   18,000	     841,140.00
EXXON MOBIL CORPORATION           	   20,000          1,217,200.00
KERR-McGEE CORP				   14,000	   1,336,720.00
SCHLUMBERGER LIMITED             	   15,000          1,898,550.00
                                                	   ____________
                                                 	   6,873,533.00

FINANCIALS  (10.21%) --------------------------------------------------

AMERICAN EXPRESS COMPANY           	   20,000          1,051,000.00
JPMORGAN CHASE & CO.			   19,000	     791,160.00
LEHMAN BROTHERS HOLDINGS INC.*    	   15,000          2,167,950.00
                                                 	   ____________
                                                 	   4,010,110.00

HEALTH CARE  (11.84%) -------------------------------------------------

ALCON, INC.				    5,000	     521,300.00
AMGEN INC.                       	   13,300            967,575.00
JOHNSON & JOHNSON                	   15,000            888,300.00
ST. JUDE MEDICAL, INC.*           	   20,000            820,000.00
UNITEDHEALTH GROUP INC           	   26,000          1,452,360.00
                                                 	   ____________
                                                 	   4,649,535.00

INDUSTRIALS (14.22%)  -------------------------------------------------

3M COMPANY                       	   20,000          1,513,800.00
THE BOEING COMPANY               	   25,000          1,948,250.00
DANAHER CORPORATION              	   17,000          1,080,350.00
GENERAL ELECTRIC COMPANY           	   30,000          1,043,400.00
                                                 	   ____________
                                                 	   5,585,800.00

INFORMATION TECHNOLOGY  (12.48%) --------------------------------------

DELL INC.                        	   30,000            892,800.00
GOOGLE INC.*                       	    5,000          1,950,000.00
INTEL CORPORATION                	   50,000            967,500.00
MICROSOFT CORPORATION            	   40,000          1,088,400.00
                                                 	   ____________
                                                 	   4,898,700.00

MATERIALS  (3.63%) ----------------------------------------------------

PRAXAIR, INC.                    	   25,000          1,378,750.00
TRONOX INCORPORATED			    2,822	      47,945.78
							   ____________
							   1,426,695.78


UTILITIES  (3.37%) ----------------------------------------------------

EXELON CORPORATION               	   25,000          1,322,500.00

_______________________________________________________________________
_______________________________________________________________________
TOTAL INVESTMENTS                            	          39,269,083.78


(*) All of the security is pledged as collateral for open option contracts.


Item 2. Controls and Procedures.

(a)(i) The Registrant's Principal Executive and Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     May 18, 2006

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     May 18, 2006